Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Instruments Text Block Abstract
Schedule of Long-term debt
	December 31, 2022 $	December 31, 2021 $

ACOA Atlantic Innovation Fund (“AIF”), interest-free loan[1] with a maximum contribution of CAD$3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2022, the amount drawn down on the loan, net of repayments, is $2,927 (2021 - $2,927).	1,123	1,088

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2022, the amount drawn down on the loan is $2,341 (2021 - $2,341).	898	911

ACOA Business Development Program, interest-free loan with a maximum contribution of CAD$395, repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023. As at December 31, 2022, the amount drawn down on the loan, net of repayments, is $24 (2021 - $78).	24	76

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter. As at December 31, 2022, the amount drawn down on the loan is $2,303 (2021 - $2,303).	884	937

TNC 120-140 Eileen Stubbs Ltd. (the Landlord) loan, with an original balance of CAD$300, bearing interest at 8% per annum, is repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028. As at December 31, 2022, the balance on the loan is $148 (2021 - $179).	148	179

ACOA Regional Economic Growth through Innovation[1] – Business Scale-Up and Productivity Program, interest-free loan with a maximum contribution of CAD$1,000. Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000. As at December 31, 2022 the Corporation has been relieved from its obligation by way of a debt forgiveness letter received from ACOA, therefore the carrying value is $nil (2021 - $704).

	–	192

Venture loan with Horizon Technology Finance Corporation and Powerscourt investments XXV, LP (“Venture Loan”) bearing interest at The Wall Street Journal prime rate plus 5.75%, compounded annually and payable monthly, maturity on July 1, 2025, with effective interest rate of 13.06%. As at December 31, 2022, the amount drawn down on the loan is $25,000 (2021 - $15,000)	24,381	14,619

	27,458	18,002

Less: current portion	47	73

	27,411	17,929

Schedule of minimum annual principal repayments of long-term debt
$

Year ending December 31, 2023	47
2024	15,302
2025	9,749
2026	29
2027	31

Schedule of principal repayments of long-term debt
	December 31, 2022 $	December 31, 2021 $
Balance – Beginning of period	18,002	6,906
Borrowings	10,000	14,520
Accreted interest and valuation adjustments	(260)	907
Revaluation of long-term debt	(188)	(367)
Repayment of debt	(73)	(4,069)
Currency translation adjustment	(23)	105

Balance – End of period	27,458	18,002
Less: Current portion	47	73
Non-current portion	27,411	17,929